MERRILL LYNCH STRATEGY SERIES, INC.

Supplement dated March 31, 2005 to the
Prospectus dated April 23, 2004

Effective April 1, 2005, the following changes will be made to the Prospectus of Merrill Lynch Strategy Series, Inc. (the “Fund”).

The section captioned “Risk/Return Bar Charts” beginning on page 10 is replaced in its entirety with the following:

The bar charts and tables shown below provide an indication of the risks of investing in each Fund. The bar charts show changes in the performance for Class B shares of each Fund for each completed calendar year since each Fund’s inception. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. The tables compare the average annual total returns for each class of each Fund’s shares for the periods shown with those of the applicable index, each a broad measure of market performance. How each Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are shown only for Class B shares and will vary for other classes. The after-tax returns are calculated using the historical highest marginal Federal individual income tax rates in effect during the periods measured and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts or through tax advantaged education savings accounts.

Merrill Lynch Strategy Growth and Income Fund — Class B

During the period shown in the bar chart, the highest return for a quarter was 9.01% (quarter ended June 30, 2003) and the lowest return for a quarter was -8.31% (quarter ended September 30, 2002). The year-to-date return as of December 31, 2004 was 7.14%.

Average Annual Total Returns (for the periods ended December 31, 2004)	One Year	Life of Fund†

Merrill Lynch Strategy
Growth and Income Fund — Class A††
Return Before Taxes*	2.26%	-0.49%

Merrill Lynch Strategy
Growth and Income Fund — Class B
Return Before Taxes*	3.14%	-0.49%
Return After Taxes on Distributions*	2.95%	-1.00%
Return After Taxes on Distributions and
Sale of Fund Shares*	2.04%	-0.74%

Merrill Lynch Strategy
Growth and Income Fund — Class C
Return Before Taxes*	6.22%	-0.10%

Merrill Lynch Strategy
Growth and Income Fund — Class I††
Return Before Taxes*	2.66%	-0.26%

Merrill Lynch Strategy
Growth and Income Fund — Class R
Return Before Taxes*#	8.02%	0.62%

S&P 1500 Index**	11.78%	-1.28%	†††

Lehman Brothers Aggregate Bond Index***	4.34%	7.78%	††††

*	Includes all applicable fees and sales charges.
**	This unmanaged broad-based index is comprised of common stocks, representing 87% of the total U.S. Equity Market capitalization. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
***	This unmanaged marked-weighted index is comprised of U.S. Government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association and Investment-grade (rated BBB or better) corporate bonds. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Fund inception date is June 2, 2000.
††	Prior to April 14, 2003, Class A shares were designated Class D and Class I shares were designated Class A.
†††	Since June 30, 2000.
††††	Since June 2, 2000.
#	The returns for Class R shares prior to October 10, 2003, the commencement of operations of Class R shares, are based upon performance of the Fund’s Class I shares, which commenced operations on June 2, 2000. The returns for Class R shares, however, are adjusted to reflect the distribution and service (12b-1) fees and other fees applicable to Class R shares.

Merrill Lynch Strategy Long-Term Growth Fund — Class B

During the period shown in the bar chart, the highest return for a quarter was 12.42% (quarter ended June 30, 2003) and the lowest return for a quarter was -13.29% (quarter ended September 30, 2002). The year-to-date return as of December 31, 2004 was 9.19%.

Average Annual Total Returns (for the periods ended December 31, 2004)	One Year	Life of Fund†

Merrill Lynch Strategy
Long Term Growth Fund — Class A††
Return Before Taxes*	4.15%	-2.22%

Merrill Lynch Strategy
Long Term Growth Fund — Class B
Return Before Taxes*	5.19%	-2.24%
Return After Taxes on Distributions*	5.07%	-2.32%
Return After Taxes on Distributions
and Sale of Fund Shares*	3.37%	-1.94%

Merrill Lynch Strategy
Long Term Growth Fund — Class C
Return Before Taxes*	8.09%	-1.83%

Merrill Lynch Strategy
Long Term Growth Fund — Class I††
Return Before Taxes*	4.40%	-1.99%

Merrill Lynch Strategy
Long Term Growth Fund — Class R
Return Before Taxes*#	10.19%	-1.05%

S&P 1500 Index**	11.78%	-1.28%	†††

Lehman Brothers Aggregate Bond Index***	4.34%	7.78%	††††

*	Includes all applicable fees and sales charges.
**	This unmanaged broad-based index is comprised of common stocks, representing 87% of the total U.S. Equity Market capitalization. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
***	This unmanaged marked-weighted index is comprised of U.S. Government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association and Investment-grade (rated BBB or better) corporate bonds. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Fund inception date is June 2, 2000.
††	Prior to April 14, 2003, Class A shares were designated Class D and Class I shares were designated Class A.
†††	Since June 30, 2000.
††††	Since June 2, 2000.
#	The returns for Class R shares prior to October 10, 2003, the commencement of operations of Class R shares, are based upon performance of the Fund’s Class I shares, which commenced operations on June 2, 2000. The returns for Class R shares, however, are adjusted to reflect the distribution and service (12b-1) fees and other fees applicable to class R shares.

Merrill Lynch Strategy All-Equity Fund — Class B

During the period shown in the bar chart, the highest return for a quarter was 16.13% (quarter ended June 30, 2003) and the lowest return for a quarter was -18.39% (quarter ended September 30, 2002). The year-to-date return as of December 31, 2004 was 10.07%.

Average Annual Total Returns (for the periods ended December 31, 2004)	One Year	Life of Fund†

Merrill Lynch Strategy All Equity Fund — Class A††
Return Before Taxes*	5.07%	-4.36%

Merrill Lynch Strategy All Equity Fund — Class B
Return Before Taxes*	6.07%	-4.38%
Return After Taxes on Distributions*	6.07%	-4.38%
Return After Taxes on Distributions
and Sale of Fund Shares*	3.94%	-3.68%

Merrill Lynch Strategy All Equity Fund — Class C
Return Before Taxes*	8.93%	-3.99%

Merrill Lynch Strategy All Equity Fund — Class I††
Return Before Taxes*	5.33%	-4.12%

Merrill Lynch Strategy All Equity Fund — Class R
Return Before Taxes*#	10.96%	-3.22%

S&P 500 Index**	10.88%	-2.73%	†††

*	Includes all applicable fees and sales charges.
**	The S&P 500® is the Standard & Poor’s 500 Index, a widely recognized, unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Fund inception date is June 2, 2000.
††	Prior to April 14, 2003, Class A shares were designated Class D and Class I shares were designated as Class A.
†††	Since June 2, 2000.
#	The returns for Class R shares prior to October 10, 2003, the commencement of operations of Class R shares, are based upon performance of the Fund’s Class I shares, which commenced operations on June 2, 2000. The returns for Class R shares, however, are adjusted to reflect the distribution and service (12b-1) fees and other fees applicable to Class R shares.

Code # 19090-0404F-SUP